Authorisation of financial statements	12 Months Ended
Jun. 30, 2022
Authorisation of financial statements	33. Authorisation of financial statements The consolidated financial statements for the year ended 30 June 2022 (including comparatives) were approved by the board of directors on 15 November 2022.